UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:              $277,929
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
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American Financial Realty Trus      STOCK   02607P305     5,101     636,000   SH              SOLE      NONE                   NONE
Apartment Investment & Managem      STOCK   03748R101     7,439     214,200   SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc       STOCK   044103109     9,671   1,345,100   SH              SOLE      NONE                   NONE
Associated Estates Realty Corp      STOCK   045604105     4,711     499,000   SH              SOLE      NONE                   NONE
Brandywine Realty Trust             STOCK   105368203     3,057     170,500   SH              SOLE      NONE                   NONE
Colonial Properties Trust           STOCK   195872106     7,326     323,723   SH              SOLE      NONE                   NONE
Developers Diversified Realty       STOCK   251591103     6,686     174,604   SH              SOLE      NONE                   NONE
Equity One Inc                      STOCK   294752100     4,180     181,500   SH              SOLE      NONE                   NONE
Federal Realty Investment Trus      STOCK   313747206     3,664      44,600   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103    10,351     299,151   SH              SOLE      NONE                   NONE
Glimcher Realty Trust               STOCK   379302102     7,837     548,450   SH              SOLE      NONE                   NONE
HCP Inc                             STOCK   40414L109     8,618     247,800   SH              SOLE      NONE                   NONE
Health Care REIT Inc                STOCK   42217K106    12,871     288,000   SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc         STOCK   421946104    10,072     396,700   SH              SOLE      NONE                   NONE
Highwoods Properties Inc            STOCK   431284108     6,508     221,500   SH              SOLE      NONE                   NONE
Hospitality Properties Trust        STOCK   44106M102    10,004     310,500   SH              SOLE      NONE                   NONE
HRPT Properties Trust               STOCK   40426W101     9,938   1,285,600   SH              SOLE      NONE                   NONE
Lexington Realty Trust              STOCK   529043101     9,221     634,200   SH              SOLE      NONE                   NONE
Liberty Property Trust              STOCK   531172104     2,688      93,300   SH              SOLE      NONE                   NONE
Macerich Co/The                     STOCK   554382101     5,841      82,200   SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp               STOCK   554489104     4,304     126,600   SH              SOLE      NONE                   NONE
Mid-America Apartment Communit      STOCK   59522J103     9,396     219,800   SH              SOLE      NONE                   NONE
National Health Investors Inc       STOCK   63633D104     5,873     210,500   SH              SOLE      NONE                   NONE
National Retail Properties Inc      STOCK   637417106    10,051     429,916   SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104    12,007     382,400   SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc      STOCK   681936100       947      59,000   SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves      STOCK   709102107     7,915     266,694   SH              SOLE      NONE                   NONE
PMC Commercial Trust                STOCK   693434102     1,462     135,900   SH              SOLE      NONE                   NONE
Post Properties Inc                 STOCK   737464107     5,321     151,500   SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr      STOCK   751452202     5,466     255,800   SH              SOLE      NONE                   NONE
Realty Income Corp                  STOCK   756109104     1,864      69,000   SH              SOLE      NONE                   NONE
Senior Housing Properties Trus      STOCK   81721M109     1,150      50,700   SH              SOLE      NONE                   NONE
Simon Property Group Inc            STOCK   828806109       521       6,000   SH              SOLE      NONE                   NONE
SL Green Realty Corp                STOCK   78440X101       464       4,964   SH              SOLE      NONE                   NONE
Sovran Self Storage Inc             STOCK   84610H108     4,363     108,800   SH              SOLE      NONE                   NONE
Sun Communities Inc                 STOCK   866674104     2,056      97,600   SH              SOLE      NONE                   NONE
Taubman Centers Inc                 STOCK   876664103        98       2,000   SH              SOLE      NONE                   NONE
UDR Inc                             STOCK   902653104     1,826      92,000   SH              SOLE      NONE                   NONE
U-Store-It Trust                    STOCK   91274F104       733      80,000   SH              SOLE      NONE                   NONE

3M Co                               STOCK   88579Y101     1,686      20,000   SH              SOLE      NONE                   NONE
Abbott Laboratories                 STOCK   002824100     1,404      25,000   SH              SOLE      NONE                   NONE
Accenture Ltd                       STOCK   G1150G111     1,441      40,000   SH              SOLE      NONE                   NONE
Altria Group Inc                    STOCK   02209S103     2,426      32,100   SH              SOLE      NONE                   NONE
American Electric Power Co Inc      STOCK   025537101       526      11,300   SH              SOLE      NONE                   NONE
American Express Co                 STOCK   025816109     1,040      20,000   SH              SOLE      NONE                   NONE
Amgen Inc                           STOCK   031162100       464      10,000   SH              SOLE      NONE                   NONE
Apache Corp                         STOCK   037411105     1,075      10,000   SH              SOLE      NONE                   NONE
Bank of America Corp                STOCK   060505104     1,032      25,007   SH              SOLE      NONE                   NONE
Best Buy Co Inc                     STOCK   086516101       527      10,000   SH              SOLE      NONE                   NONE
Caterpillar Inc                     STOCK   149123101     1,669      23,000   SH              SOLE      NONE                   NONE
CIGNA Corp                          STOCK   125509109     1,075      20,000   SH              SOLE      NONE                   NONE
Cisco Systems Inc                   STOCK   17275R102     1,624      60,000   SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                STOCK   194162103       592       7,600   SH              SOLE      NONE                   NONE
ConocoPhillips                      STOCK   20825C104     1,766      20,000   SH              SOLE      NONE                   NONE
Consolidated Edison Inc             STOCK   209115104       669      13,700   SH              SOLE      NONE                   NONE
Covidien Plc                        STOCK   G2552X108       266       6,000   SH              SOLE      NONE                   NONE
Devon Energy Corp                   STOCK   25179M103       800       9,000   SH              SOLE      NONE                   NONE
Duke Energy Corp                    STOCK   26441C105       520      25,800   SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts              STOCK   268648102     1,297      70,000   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103       346      10,000   SH              SOLE      NONE                   NONE
General Electric Co                 STOCK   369604103     2,817      76,000   SH              SOLE      NONE                   NONE
Hewlett-Packard Co                  STOCK   428236103     1,514      30,000   SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104       377      22,142   SH              SOLE      NONE                   NONE
Johnson & Johnson                   STOCK   478160104     1,021      15,300   SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                 STOCK   46625H100       873      20,000   SH              SOLE      NONE                   NONE
Medco Health Solutions Inc          STOCK   58405U102     1,420      14,000   SH              SOLE      NONE                   NONE
Microsoft Corp                      STOCK   594918104     2,065      58,000   SH              SOLE      NONE                   NONE
Motorola Inc                        STOCK   620076109       593      37,000   SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104       314      10,000   SH              SOLE      NONE                   NONE
Newmont Mining Corp                 STOCK   651639106       732      15,000   SH              SOLE      NONE                   NONE
Noble Corp                          STOCK   G65422100     1,017      18,000   SH              SOLE      NONE                   NONE
Nokia OYJ                           STOCK   654902204       768      20,000   SH              SOLE      NONE                   NONE
Nucor Corp                          STOCK   670346105       237       4,000   SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc          STOCK   684010101       676      20,000   SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                      STOCK   713448108     1,214      16,000   SH              SOLE      NONE                   NONE
Pfizer Inc                          STOCK   717081103       386      17,000   SH              SOLE      NONE                   NONE
Procter & Gamble Co/The             STOCK   742718109     2,287      31,147   SH              SOLE      NONE                   NONE
Schering-Plough Corp                STOCK   806605101       852      32,000   SH              SOLE      NONE                   NONE
Schlumberger Ltd                    STOCK   806857108     1,387      14,100   SH              SOLE      NONE                   NONE
Spectra Energy Corp                 STOCK   847560109       333      12,900   SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts Worl      STOCK   85590A401       154       3,500   SH              SOLE      NONE                   NONE
Target Corp                         STOCK   87612E106       455       9,100   SH              SOLE      NONE                   NONE
Texas Instruments Inc               STOCK   882508104     1,503      45,000   SH              SOLE      NONE                   NONE
Transocean Ltd                      STOCK   G90073100       501       3,498   SH              SOLE      NONE                   NONE
Tyco Electronics Ltd                STOCK   G9144P105       223       6,000   SH              SOLE      NONE                   NONE
Tyco International Ltd              STOCK   G9143X208       238       6,000   SH              SOLE      NONE                   NONE
United Technologies Corp            STOCK   913017109       306       4,000   SH              SOLE      NONE                   NONE
UnitedHealth Group Inc              STOCK   91324P102     2,910      50,000   SH              SOLE      NONE                   NONE
Verizon Communications Inc          STOCK   92343V104     2,185      50,000   SH              SOLE      NONE                   NONE
Walgreen Co                         STOCK   931422109     1,257      33,000   SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                 STOCK   931142103     1,397      29,400   SH              SOLE      NONE                   NONE
Wells Fargo & Co                    STOCK   949746101       302      10,000   SH              SOLE      NONE                   NONE
Wyeth                               STOCK   983024100     1,763      39,900   SH              SOLE      NONE                   NONE